Operations (Tables)	12 Months Ended
Dec. 31, 2021
Operations
The table below shows a summary of the contractual situation of the municipalities served:

The table below shows a summary of the contractual situation of the municipalities served:

	December 31, 2021	December 31, 2020

Total municipalities that have already signed contracts	342	342
Balance – intangible and contract assets	42,260,091	39,440,568
Percentage of intangible and contract assets	93.80%	93.08%
Revenue from sanitation services (excluding construction revenue)	15,490,808	14,406,803
Percentage of revenue from sanitation services (excluding construction revenue)	95.01%	95.05%

Municipalities with expired contracts:	8	8
Balance – intangible and contract assets	214,329	264,931
Percentage of intangible and contract assets	0.48%	0.63%
Revenue from sanitation services (excluding construction revenue)	41,194	39,088
Percentage of revenue from sanitation services (excluding construction revenue)	0.25%	0.26%

Municipalities with concession agreements due by 2030:	25	25
Balance – intangible and contract assets	1,127,920	1,436,529
Percentage of intangible and contract assets	2.50%	3.39%
Revenue from sanitation services (excluding construction revenue)	653,408	597,483
Percentage of revenue from sanitation services (excluding construction revenue)	4.01%	3.94%

Municipality of São Paulo:
Percentage of intangible and contract assets	43.11%	37.94%
Percentage of revenue from sanitation services (excluding construction revenue)	44.45%	44.58%